UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                              Washington, DC 20549

                                    FORM N-Q
                  QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF
                    REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file Number 811-719

The Value Line Premier Growth Fund, Inc.
----------------------------------------
(Exact name of registrant as specified in charter)

220 East 42nd Street, New York, NY 10017

David T. Henigson
-----------------
(Name and address of agent for service)

Registrant's telephone number, including area code: 212-907-1500

Date of fiscal year end: December 31, 2006

Date of reporting period: September 30, 2006

Item 1: Schedule of Investments.

      A copy of Schedule of Investments for the period ended 9/30/06 is included with this Form.

Value Line Premier Growth Fund, Inc.

Schedule of Investments (unaudited)                          September 30, 2006
-------------------------------------------------------------------------------

Shares                                                                   Value
-------------------------------------------------------------------------------
COMMON STOCKS -- (93.9%)
                     ADVERTISING  -- (0.7%)
        39,000       aQuantive, Inc. *                            $     921,180
        25,000       Harte-Hanks, Inc.                                  658,750
        20,000       Monster Worldwide, Inc. *                          723,800
        17,000       R.H. Donnelley Corp. *                             899,300
                                                                  -------------
                                                                      3,203,030
                     AEROSPACE/DEFENSE -- (2.2%)
        28,000       Armor Holdings, Inc. *                           1,605,240
        36,000       BE Aerospace, Inc. *                               759,240
        13,000       Boeing Co. (The)                                 1,025,050
        12,989       DRS Technologies, Inc.                             567,230
        12,200       Esterline Technologies Corp. *                     411,872
        15,600       General Dynamics Corp.                           1,118,052
        12,500       L-3 Communications Holdings, Inc.                  979,125
        23,800       Precision Castparts Corp.                        1,503,208
        19,600       Rockwell Collins, Inc.                           1,074,864
        27,000       Teledyne Technologies, Inc. *                    1,069,200
                                                                  -------------
                                                                     10,113,081
                     AIR TRANSPORT -- (0.4%)
         9,000       FedEx Corp.                                        978,120
        21,300       Lan Airlines S.A. ADR                              811,743
                                                                  -------------
                                                                      1,789,863
                     APPAREL -- (1.2%)
        18,000       Gildan Activewear, Inc. Class A*                   872,280
        23,000       Guess?, Inc. *                                   1,116,190
        30,000       Phillips-Van Heusen Corp.                        1,253,100
        19,800       Polo Ralph Lauren Corp. Class A                  1,280,862
        15,000       VF Corp.                                         1,094,250
                                                                  -------------
                                                                      5,616,682
                     AUTO & TRUCK  (0.2%)
        21,000       Oshkosh Truck Corp.                              1,059,870
                     AUTO PARTS  (0.7%)
        13,000       Autoliv, Inc.                                      716,430
        16,000       BorgWarner, Inc.                                   914,720
        20,000       Johnson Controls, Inc.                           1,434,800
                                                                  -------------
                                                                      3,065,950
                     BANK -- (2.2%)
        35,000       Bancolombia S.A. ADR                             1,001,000
        25,000       Bank of Hawaii Corp.                             1,204,000
        39,000       Colonial BancGroup, Inc. (The)                     955,500
        21,000       Compass Bancshares, Inc.                         1,196,580
        32,000       ICICI Bank Ltd. ADR                                982,720
         5,000       Kookmin Bank ADR                                   390,150
         8,600       M&T Bank Corp.                                   1,031,656
        17,500       Mercantile Bankshares Corp.                        634,725
        22,000       SVB Financial Group *                              982,080
        30,000       Wells Fargo & Co.                                1,085,400
        19,000       Wilmington Trust Corp.                             846,450
                                                                  -------------
                                                                     10,310,261
                     BANK - CANADIAN -- (0.6%)
        13,300       Bank of Montreal                                   808,241
        13,700       Bank of Nova Scotia                                590,059
        23,400       Royal Bank of Canada                             1,040,364
         7,400       Toronto-Dominion Bank (The)                        437,636
                                                                  -------------
                                                                      2,876,300
                     BANK - FOREIGN -- (0.5%)
        65,500       Banco Itau Holding Financeira S.A. ADR           1,965,000
         5,500       Banco Santander Chile S.A. ADR                     248,875
                                                                  -------------
                                                                      2,213,875
                     BANK - MIDWEST -- (0.8%)
        17,800       Commerce Bancshares, Inc.                          900,146
        27,000       Huntington Bancshares, Inc.                        646,110
        21,000       Marshall & Ilsley Corp.                          1,011,780
        17,900       Northern Trust Corp.                             1,045,897
                                                                  -------------
                                                                      3,603,933
                     BEVERAGE - ALCOHOLIC -- (0.2%)
        13,600       Brown-Forman Corp. Class B                       1,042,440
                     BEVERAGE - SOFT DRINK -- (1.5%)
        29,000       Companhia de Bebidas das Americas ADR            1,316,020
         7,000       Fomento Economico Mexicano S.A. de CV
                       ADR Unit 1 Ser. B                                678,580
       120,000       Hansen Natural Corp. *                           3,897,600
        15,000       PepsiCo, Inc.                                      978,900
                                                                  -------------
                                                                      6,871,100
                     BIOTECHNOLOGY -- (0.5%)
        18,000       Techne Corp. *                                     915,480
        17,800       United Therapeutics Corp. *                        935,212
        14,000       Vertex Pharmaceuticals, Inc. *                     471,100
                                                                  -------------
                                                                      2,321,792
                     BUILDING MATERIALS -- (1.3%)
        11,400       Fluor Corp.                                        876,546
        15,000       Granite Construction, Inc.                         800,250
        20,000       Jacobs Engineering Group, Inc. *                 1,494,600
        17,000       NCI Building Systems, Inc. *                       988,890
        24,000       Simpson Manufacturing Company, Inc.                648,720
        18,300       Washington Group International, Inc. *           1,077,138
                                                                  -------------
                                                                      5,886,144
                     CABLE TV -- (0.3%)
        15,700       Rogers Communications, Inc. Class B                861,459
        17,000       Shaw Communications, Inc. Class B                  510,340
                                                                  -------------
                                                                      1,371,799
                     CANADIAN ENERGY -- (1.4%)
        18,500       Canadian Natural Resources, Inc.                   843,230
        23,000       Nexen, Inc.                                      1,229,580
         7,000       Petro-Canada                                       282,310
        28,000       Suncor Energy, Inc.                              2,017,400
        87,000       Talisman Energy, Inc.                            1,425,060
        26,000       TransCanada Corp.                                  817,440
                                                                  -------------
                                                                      6,615,020
                     CEMENT & AGGREGATES  (1.0%)
        30,000       Cemex S.A. de C.V. ADR*                            902,400
        24,900       Eagle Materials, Inc.                              838,632
        25,650       Florida Rock Industries, Inc.                      992,911
        12,000       Martin Marietta Materials, Inc.                  1,015,440
        11,000       Vulcan Materials Co.                               860,750
                                                                  -------------
                                                                      4,610,133

                                            Value Line Premier Growth Fund, Inc.

                                                             September 30, 2006
-------------------------------------------------------------------------------

Shares                                                                   Value
-------------------------------------------------------------------------------
                     CHEMICAL - DIVERSIFIED -- (0.9%)
        15,000       Air Products & Chemicals, Inc.               $     995,550
        22,000       Albemarle Corp.                                  1,195,260
        25,000       Brady Corp. Class A                                879,000
        28,000       Monsanto Co.                                     1,316,280
                                                                  -------------
                                                                      4,386,090
                     CHEMICAL - SPECIALTY -- (1.4%)
        29,000       Airgas, Inc.                                     1,048,930
         4,000       Ceradyne, Inc. *                                   164,360
        26,000       Ecolab, Inc.                                     1,113,320
        30,000       Praxair, Inc.                                    1,774,800
        15,000       Sigma-Aldrich Corp.                              1,135,050
        36,800       Syngenta AG ADR                                  1,110,624
                                                                  -------------
                                                                      6,347,084
                     COAL -- (0.8%)
        46,750       Joy Global, Inc.                                 1,758,267
        53,200       Peabody Energy Corp.                             1,956,696
                                                                  -------------
                                                                      3,714,963
                     COMPUTER & PERIPHERALS -- (0.3%)
        32,000       Hewlett-Packard Co.                              1,174,080
                     COMPUTER SOFTWARE & SERVICES -- (2.5%)
        30,000       ANSYS, Inc. *                                    1,325,400
        26,000       Citrix Systems, Inc. *                             941,460
        50,000       Cognizant Technology Solutions Corp.
                       Class A *                                      3,703,000
        17,000       DST Systems, Inc. *                              1,048,390
        28,400       Infosys Technologies Ltd. ADR                    1,355,532
        56,000       Oracle Corp. *                                   1,001,028
         5,000       SEI Investments Co.                                280,950
        20,000       Transaction Systems Architects, Inc. *             686,400
        48,800       Trident Microsystems, Inc. *                     1,135,088
                                                                  -------------
                                                                     11,477,248
                     DIVERSIFIED COMPANIES -- (2.8%)
        85,000       ABB Ltd. ADR                                     1,120,300
        24,000       Acuity Brands, Inc.                              1,089,600
        22,000       AMETEK, Inc.                                       958,100
        18,300       Brink's Co. (The)                                  970,998
        23,250       Brookfield Asset Management, Inc. Class A        1,030,905
        14,400       Chemed Corp.                                       464,544
        16,000       Danaher Corp.                                    1,098,720
        24,000       ESCO Technologies, Inc. *                        1,104,960
         9,600       Fortune Brands, Inc.                               721,056
        17,200       ITT Industries, Inc.                               881,844
        27,750       McDermott International, Inc. *                  1,159,950
        11,500       Textron, Inc.                                    1,006,250
        17,000       United Technologies Corp.                        1,076,950
         7,000       Walter Industries, Inc.                            298,760
                                                                  -------------
                                                                     12,982,937
                     DRUG  -- (2.4%)
         8,600       Allergan, Inc.                                     968,446
        22,000       Amylin Pharmaceuticals, Inc. *                     969,540
         6,000       Barr Pharmaceuticals, Inc. *                       311,640
        52,000       Celgene Corp. *                                  2,251,600
        18,400       Covance, Inc. *                                  1,221,392
        12,700       Genzyme Corp. *                                    856,869
        21,000       Gilead Sciences, Inc. *                          1,442,700
        36,000       inVentiv Health, Inc. *                          1,153,080
        32,000       Pharmaceutical Product Development, Inc.         1,142,080
        23,000       Teva Pharmaceutical Industries Ltd. ADR            784,070
                                                                  -------------
                                                                     11,101,417
                     E-COMMERCE -- (0.6%)
        39,000       Akamai Technologies, Inc. *                      1,949,610
        30,000       Salesforce.com, Inc. *                           1,076,400
                                                                  -------------
                                                                      3,026,010
                     EDUCATIONAL SERVICES -- (0.2%)
        15,500       ITT Educational Services, Inc. *                 1,027,650
                     ELECTRICAL EQUIPMENT -- (2.2%)
        11,600       Cooper Industries Ltd. Class A                     988,552
        12,000       Emerson Electric Co.                             1,006,320
        24,000       Garmin Ltd.                                      1,170,720
        27,000       General Cable Corp. *                            1,031,670
        24,000       Harman International Industries, Inc.            2,002,560
        14,000       Rockwell Automation, Inc.                          813,400
        21,500       Thomas & Betts Corp. *                           1,025,765
         9,500       Trimble Navigation Ltd. *                          447,260
        27,700       WESCO International, Inc. *                      1,607,431
                                                                  -------------
                                                                     10,093,678
                     ELECTRICAL UTILITY -- CENTRAL (0.7%)
        13,000       Entergy Corp.                                    1,016,990
        34,000       TXU Corp.                                        2,125,680
                                                                  -------------
                                                                      3,142,670
                     ELECTRICAL UTILITY -- EAST  (0.3%)
        18,000       Exelon Corp.                                     1,089,720
         8,000       FirstEnergy Corp.                                  446,880
                                                                  -------------
                                                                      1,536,600
                     ELECTRICAL UTILITY -- WEST  (0.2%)
        18,500       Sempra Energy                                      929,625
                     ELECTRONICS -- (1.1%)
        20,400       Amphenol Corp. Class A                           1,263,372
        24,700       Diodes, Inc. *                                   1,066,299
        26,500       Harris Corp.                                     1,178,985
        31,000       MEMC Electronic Materials, Inc. *                1,135,530
         6,000       Rogers Corp. *                                     370,500
                                                                  -------------
                                                                      5,014,686
                     ENTERTAINMENT  -- (0.2%)
        15,100       Central European Media Enterprises Ltd.
                       Class A*                                        1,012,455
                     ENTERTAINMENT TECHNOLOGY -- (0.3%)
        38,000       Scientific Games Corp. Class A*                  1,208,400
                     ENVIRONMENTAL -- (0.9%)
        25,000       Republic Services, Inc.                          1,005,250
        18,300       Stericycle, Inc. *                               1,277,157

                                           Value Line Premier Growth Fund, Inc.

Schedule of Investments (unaudited)
-------------------------------------------------------------------------------

September 30, 2006
-------------------------------------------------------------------------------

Shares                                                                   Value
-------------------------------------------------------------------------------
        25,200       Waste Connections, Inc. *                    $     955,332
        28,000       Waste Management, Inc.                           1,027,040
                                                                  -------------
                                                                      4,264,779
                     FINANCIAL SERVICES -- DIVERSIFIED (4.0%)
        12,000       Affiliated Managers Group, Inc. *                1,201,320
        10,700       BlackRock, Inc. Class A                          1,594,300
        42,000       Brown & Brown, Inc.                              1,283,520
        19,000       CIT Group, Inc.                                    923,970
         2,000       Credicorp Ltd.                                      83,960
        34,000       Eaton Vance Corp.                                  981,240
        24,000       First American Corp.                             1,016,160
         9,000       Franklin Resources, Inc.                           951,750
        28,200       Global Payments, Inc.                            1,241,082
        18,300       HDFC Bank Ltd. ADR                               1,117,215
        38,000       Leucadia National Corp.                            994,460
        33,000       MoneyGram International, Inc.                      958,980
        23,000       Nuveen Investments, Inc. Class A                 1,178,290
        19,000       Principal Financial Group, Inc.                  1,031,320
        21,000       ProAssurance Corp. *                             1,034,880
        16,500       Radian Group, Inc.                                 990,000
        24,000       T. Rowe Price Group, Inc.                        1,148,400
        18,000       UBS AG                                           1,067,580
                                                                  -------------
                                                                     18,798,427
                     FOOD PROCESSING -- (0.8%)
        24,000       Dean Foods Co. *                                 1,008,480
        37,500       Flowers Foods, Inc.                              1,008,000
        16,000       Groupe Danone ADR                                  473,920
        41,000       United Natural Foods, Inc. *                     1,270,590
                                                                  -------------
                                                                      3,760,990
                     FOREIGN TELECOMMUNICATIONS -- (0.3%)
        34,000       America Movil S.A. de C.V. ADR                   1,338,580
                     FURNITURE/HOME FURNISHINGS -- (0.2%)
        37,500       Select Comfort Corp. *                             820,500
                     HEALTH CARE INFORMATION SYSTEMS -- (0.2%)
        46,000       Allscripts Healthcare Solutions, Inc. *          1,032,700
                     HOME APPLIANCES -- (0.4%)
        40,000       Toro Co. (The)                                   1,686,800
                     HOME BUILDING -- (0.3%)
        25,600       Forest City Enterprises, Inc. Class A            1,390,080
                     HOTEL/GAMING -- (2.0%)
        14,000       Boyd Gaming Corp.                                  538,160
        36,000       Choice Hotels International, Inc.                1,472,400
        19,200       Gaylord Entertainment Co. *                        841,920
         7,958       Host Hotels & Resorts, Inc.                        182,477
        27,000       International Game Technology                    1,120,500
        10,000       MGM MIRAGE *                                       394,900
        64,000       Penn National Gaming, Inc. *                     2,337,280
        16,000       Starwood Hotels & Resorts Worldwide, Inc.          915,040
        23,000       Station Casinos, Inc.                            1,330,090
                                                                  -------------
                                                                      9,132,767
                     HOUSEHOLD PRODUCTS -- (0.3%)
         8,900       Church & Dwight Company, Inc.                      348,079
        22,000       Scotts Miracle-Gro Co. (The) Class A               978,780
                                                                  -------------
                                                                      1,326,859
                     HUMAN RESOURCES -- (0.3%)
        13,000       Administaff, Inc.                                  438,100
        25,300       Watson Wyatt Worldwide, Inc. Class A             1,035,276
                                                                  -------------
                                                                      1,473,376
                     INDUSTRIAL SERVICES -- (2.5%)
        36,250       Aaron Rents, Inc. Class B                          833,025
        26,000       Amdocs Ltd. *                                    1,029,600
        30,000       C.H. Robinson Worldwide, Inc.                    1,337,400
        48,000       CB Richard Ellis Group, Inc. Class A*            1,180,800
        31,500       Corrections Corp. of America *                   1,362,375
        20,000       EMCOR Group, Inc. *                              1,096,800
        34,000       Expeditors International of Washington, Inc.     1,515,720
        21,000       Iron Mountain, Inc. *                              901,740
        21,400       Laidlaw International, Inc.                        584,862
        22,400       URS Corp. *                                        871,136
        22,500       World Fuel Services Corp.                          910,125
                                                                  -------------
                                                                     11,623,583
                     INFORMATION SERVICES -- (1.1%)
        19,000       Alliance Data Systems Corp. *                    1,048,610
        11,700       Corporate Executive Board Co. (The)              1,051,947
        14,000       Dun & Bradstreet Corp. (The) *                   1,049,860
        28,000       Equifax, Inc.                                    1,027,880
        21,000       FactSet Research Systems, Inc.                   1,019,970
                                                                  -------------
                                                                      5,198,267
                     INSURANCE - LIFE -- (1.6%)
        20,600       AFLAC, Inc.                                        942,656
         8,000       AmerUs Group Co.                                   544,080
        28,650       Delphi Financial Group, Inc. Class A             1,142,562
        30,000       Genworth Financial, Inc. Class A                 1,050,300
        34,000       Manulife Financial Corp.                         1,096,840
        20,000       MetLife, Inc.                                    1,133,600
         3,000       Protective Life Corp.                              137,250
        19,400       StanCorp Financial Group, Inc.                     865,822
         6,000       Torchmark Corp.                                    378,660
                                                                  -------------
                                                                      7,291,770
                     INSURANCE - PROPERTY & CASUALTY -- (2.7%)
        18,000       Allstate Corp. (The)                             1,129,140
         9,000       Arch Capital Group Ltd. *                          571,410
        25,000       Assurant, Inc.                                   1,335,250
        55,687       Berkley (W.R.) Corp.                             1,970,763
        20,000       Chubb Corp. (The)                                1,039,200
        29,700       Fidelity National Financial, Inc.                1,237,005
        33,750       HCC Insurance Holdings, Inc.                     1,109,700

                                           Value Line Premier Growth Fund, Inc.

                                                             September 30, 2006
-------------------------------------------------------------------------------

Shares                                                                   Value
-------------------------------------------------------------------------------
         3,000       Markel Corp. *                               $   1,231,980
        24,250       Old Republic International Corp.                   537,138
         8,800       RLI Corp.                                          446,952
         5,000       SAFECO Corp.                                       293,172
        24,100       Sun Life Financial, Inc.                           989,787
        23,550       Zenith National Insurance Corp.                    939,409
                                                                  -------------
                                                                     12,830,906
                     INTERNET -- (1.0%)
        43,000       E*Trade Financial Corp. *                        1,028,560
        16,000       Equinix, Inc. *                                    961,600
         5,000       Google, Inc. Class A*                            2,009,500
        13,000       Nutri/System, Inc. *                               809,770
                                                                  -------------
                                                                      4,809,430
                     MACHINERY -- (2.8%)
         8,700       Actuant Corp. Class A                              435,870
        33,700       CNH Global NV                                      782,177
        21,000       Dover Corp.                                        996,240
        16,000       Flowserve Corp. *                                  809,440
        21,300       Foster Wheeler Ltd. *                              821,967
        38,400       Gardner Denver, Inc. *                           1,270,272
        28,125       Graco, Inc.                                      1,098,562
        19,900       IDEX Corp.                                         856,695
        50,000       JLG Industries, Inc.                               990,500
        31,000       Manitowoc Company, Inc. (The)                    1,388,490
        20,600       MSC Industrial Direct Co., Inc. Class A            839,244
        26,000       Roper Industries, Inc.                           1,163,240
        31,200       Terex Corp. *                                    1,410,864
         4,000       Watts Water Technologies, Inc. Class A             127,040
                                                                  -------------
                                                                     12,990,601
                     MARITIME -- (0.3%)
         5,000       American Commercial Lines, Inc. *                  297,250
        34,000       Kirby Corp. *                                    1,065,220
                                                                  -------------
                                                                      1,362,470
                     Medical Services -- (3.9%)
        20,700       Coventry Health Care, Inc. *                     1,066,464
        24,000       DaVita, Inc. *                                   1,388,880
        23,000       Healthways, Inc. *                               1,025,800
        23,000       Humana, Inc. *                                   1,520,070
        17,000       Laboratory Corporation of America Holdings *     1,114,690
        22,000       Manor Care, Inc.                                 1,150,160
        21,000       Pediatrix Medical Group, Inc. *                    957,600
        42,400       Psychiatric Solutions, Inc. *                    1,445,416
        18,000       Quest Diagnostics, Inc.                          1,100,880
        36,000       Sierra Health Services, Inc. *                   1,362,240
        27,300       Sunrise Senior Living, Inc. *                      815,451
        29,850       UnitedHealth Group, Inc.                         1,468,620
        34,400       VCA Antech, Inc. *                               1,240,464
        15,000       WellCare Health Plans, Inc. *                      849,450
        23,630       WellPoint, Inc. *                                1,820,691
                                                                  -------------
                                                                     18,326,876
                     MEDICAL SUPPLIES -- (6.5%)
        28,500       Advanced Medical Optics, Inc. *                  1,127,175
        25,000       ArthroCare Corp. *                               1,171,500
         9,000       Bard (C.R.), Inc.                                  675,000
        14,500       Becton Dickinson & Co.                           1,024,715
        30,600       Cytyc Corp. *                                      749,088
        32,000       Dade Behring Holdings, Inc.                      1,285,120
        37,000       DENTSPLY International, Inc.                     1,114,070
        24,800       DJO, Inc. *                                      1,029,944
        19,000       Fisher Scientific International, Inc. *          1,486,560
        19,700       Haemonetics Corp. *                                921,960
        56,000       Henry Schein, Inc. *                             2,807,840
        41,600       Hologic, Inc. *                                  1,810,432
        12,000       IDEXX Laboratories, Inc. *                       1,093,680
         9,000       Illumina, Inc. *                                   297,360
        24,500       Immucor, Inc. *                                    549,045
        24,000       Intuitive Surgical, Inc. *                       2,530,800
        22,000       Kyphon, Inc. *                                     823,240
        20,400       LCA-Vision, Inc.                                   842,724
        18,000       McKesson Corp.                                     948,960
        27,000       Owens & Minor, Inc.                                888,030
        15,000       Palomar Medical Technologies, Inc. *               633,000
        26,000       PolyMedica Corp.                                 1,113,060
        26,000       ResMed, Inc. *                                   1,046,500
        34,000       Respironics, Inc. *                              1,312,740
        20,000       St Jude Medical, Inc. *                            705,800
        20,000       Varian Medical Systems, Inc. *                   1,067,800
        21,400       Ventana Medical Systems, Inc. *                    873,762
         9,000       West Pharmaceutical Services, Inc.                 353,430
                                                                  -------------
                                                                     30,283,335
                     METALS & MINING DIVERSIFIED -- (0.7%)
        29,400       Aleris International, Inc. *                     1,485,876
        27,000       Allegheny Technologies, Inc.                     1,679,130
                                                                  -------------
                                                                      3,165,006
                     METALS FABRICATING -- (0.2%)
        13,000       Harsco Corp.                                     1,009,450
                     NATURAL GAS - DISTRIBUTION -- (0.7%)
        18,000       AGL Resources, Inc.                                657,000
        15,800       BG Group PLC ADR                                   963,326
        33,600       Southern Union Co.                                 887,376
        31,000       UGI Corp.                                          757,950
                                                                  -------------
                                                                      3,265,652
                     NATURAL GAS - DIVERSIFIED -- (1.5%)
        32,000       Energen Corp.                                    1,339,840
        20,000       Equitable Resources, Inc.                          699,600
        19,000       Newfield Exploration Co. *                         732,260
        10,000       Questar Corp.                                      817,700
        60,000       Southwestern Energy Co. *                        1,792,200
        42,776       XTO Energy, Inc.                                 1,802,153
                                                                  -------------
                                                                      7,183,753
                     OFFICE EQUIPMENT & SUPPLIES -- (0.4%)
        24,500       Office Depot, Inc. *                               972,650
        45,000       Staples, Inc.                                    1,094,850
                                                                  -------------
                                                                      2,067,500

                                           Value Line Premier Growth Fund, Inc.

Schedule of Investments (unaudited)
-------------------------------------------------------------------------------

Shares                                                                   Value
-------------------------------------------------------------------------------
                     OILFIELD SERVICES/EQUIPMENT  (0.8%)
        22,000       FMC Technologies, Inc. *                     $   1,181,400
        23,000       Halliburton Co.                                    654,350
        24,000       Helix Energy Solutions Group, Inc. *               801,600
        22,000       Weatherford International Ltd. *                   917,840
                                                                  -------------
                                                                      3,555,190
                     PACKAGING & CONTAINER -- (0.3%)
         7,000       Ball Corp.                                         283,150
        34,000       CLARCOR, Inc.                                    1,036,660
                                                                  -------------
                                                                      1,319,810
                     PETROLEUM - INTEGRATED -- (1.9%)
        50,000       Chesapeake Energy Corp.                          1,449,000
        61,000       Denbury Resources, Inc. *                        1,762,900
        46,800       Frontier Oil Corp.                               1,243,944
        16,000       Petroleo Brasileiro S.A. - Petrobras ADR         1,341,280
         5,000       Sasol Ltd. ADR                                     164,450
        16,000       Tesoro Corp.                                       927,680
        39,846       Valero Energy Corp.                              2,050,874
                                                                  -------------
                                                                      8,940,128
                     PETROLEUM - PRODUCING -- (1.6%)
        16,800       Apache Corp.                                     1,061,760
        20,200       Cimarex Energy Co.                                 710,838
        66,000       Range Resources Corp.                            1,665,840
        77,500       Tenaris S.A. ADR                                 2,741,950
        29,000       Unit Corp. *                                     1,333,130
                                                                  -------------
                                                                      7,513,518
                     PHARMACY SERVICES -- (1.6%)
        40,000       Caremark Rx, Inc.                                2,266,800
        32,000       CVS Corp.                                        1,027,840
        20,000       Express Scripts, Inc. *                          1,509,800
        22,000       Longs Drug Stores Corp.                          1,012,220
        16,700       Medco Health Solutions, Inc. *                   1,003,837
        20,000       Walgreen Co.                                       887,800
                                                                  -------------
                                                                      7,708,297
                     POWER -- (0.5%)
        49,000       AES Corp. (The) *                                  999,110
        58,000       Covanta Holding Corp. *                          1,248,740
                                                                  -------------
                                                                      2,247,850
                     PRECISION INSTRUMENT -- (0.2%)
        15,400       Mettler Toledo International, Inc. *              1,018,710
                     PUBLISHING  -- (0.4%)
        18,700       Banta Corp.                                        890,120
        17,000       McGraw-Hill Cos, Inc. (The)                        986,510
                                                                  -------------
                                                                      1,876,630
                     R.E.I.T. -- (2.0%)
         9,200       AvalonBay Communities, Inc.                      1,107,680
        16,000       BRE Properties, Inc.                               955,680
        30,000       Brookfield Properties Co.                        1,059,600
         9,400       Essex Property Trust, Inc.                       1,141,160
        20,000       General Growth Properties, Inc.                    953,000
         4,000       Global Signal, Inc.                                202,320
        24,000       LaSalle Hotel Properties                         1,040,160
        14,500       Pan Pacific Retail Properties, Inc.              1,006,590
        21,000       ProLogis                                         1,198,260
         8,000       SL Green Realty Corp.                              893,600
                                                                  -------------
                                                                      9,558,050
                     RAILROAD -- (1.2%)
        13,500       Burlington Northern Santa Fe Corp.                 991,440
        22,900       Canadian National Railway Co.                      960,426
        19,000       Canadian Pacific Railway Ltd.                      945,060
        22,500       Genesee & Wyoming, Inc. Class A*                   522,450
        41,000       Kansas City Southern *                           1,119,710
        20,000       Norfolk Southern Corp.                             881,000
                                                                  -------------
                                                                      5,420,086
                     RECREATION -- (0.7%)
        45,000       Pool Corp.                                       1,732,500
        56,250       Shuffle Master, Inc. *                           1,519,313
                                                                  -------------
                                                                      3,251,813
                     RESTAURANT -- (1.6%)
         8,000       Cheesecake Factory, Inc. (The) *                   217,520
        27,000       Darden Restaurants, Inc.                         1,146,690
        16,500       Panera Bread Co. Class A*                          961,125
        28,500       RARE Hospitality International, Inc. *             870,960
       126,562       Sonic Corp. *                                    2,861,567
        18,000       Wendy's International, Inc.                      1,206,000
                                                                  -------------
                                                                      7,263,862
                     RETAIL - AUTOMOTIVE -- (0.2%)
        33,600       O'Reilly Automotive, Inc. *                      1,115,856
                     RETAIL - SPECIAL LINES -- (2.0%)
        45,000       Coach, Inc. *                                    1,548,000
        65,250       Coldwater Creek, Inc. *                          1,876,590
        22,500       Dick's Sporting Goods, Inc. *                    1,024,200
        46,400       Dress Barn, Inc. (The) *                         1,012,448
        22,000       GameStop Corp. Class A*                          1,018,160
        30,000       Men's Wearhouse, Inc. (The)                      1,116,300
        23,000       Michaels Stores, Inc.                            1,001,420
        16,000       Pantry, Inc. (The) *                               901,920
                                                                  -------------
                                                                      9,499,038
                     RETAIL BUILDING SUPPLY -- (0.7%)
        28,000       Fastenal Co.                                     1,079,960
        38,000       Lowe's Cos, Inc.                                 1,066,280
        19,200       Tractor Supply Co. *                               926,592
         8,700       Watsco, Inc.                                       400,287
                                                                  -------------
                                                                      3,473,119

                                           Value Line Premier Growth Fund, Inc.

                                                             September 30, 2006
-------------------------------------------------------------------------------

Shares                                                                    Value
------------------------------------------------------------------------------
                     RETAIL STORE -- (1.1%)
        20,000       J.C. Penney Company, Inc.                    $   1,367,800
        33,000       Nordstrom, Inc.                                  1,395,900
        15,400       Sears Holdings Corp. *                           2,434,586
                                                                  -------------
                                                                      5,198,286
                     SECURITIES BROKERAGE -- (1.6%)
         8,000       Bear Stearns Companies, Inc. (The)               1,120,800
         2,200       Chicago Mercantile Exchange Holdings, Inc.       1,052,150
         6,200       Goldman Sachs Group, Inc. (The)                  1,048,854
        28,000       Investment Technology Group, Inc. *              1,253,000
        36,000       Jefferies Group, Inc.                            1,026,000
        13,000       Merrill Lynch & Co., Inc.                        1,016,860
        33,000       Raymond James Financial, Inc.                      964,920
                                                                  -------------
                                                                      7,482,584
                     SEMICONDUCTOR -- (0.5%)
        26,500       FormFactor, Inc. *                               1,116,445
        35,000       Freescale Semiconductor, Inc. Class A*           1,331,750
                                                                  -------------
                                                                      2,448,195
                     SHOE -- (0.5%)
        15,200       Genesco, Inc. *                                    523,944
        26,000       Steven Madden Ltd.                               1,020,240
        35,000       Wolverine World Wide, Inc.                         990,850
                                                                  -------------
                                                                      2,535,034
                     STEEL - GENERAL -- (0.8%)
        11,000       Carpenter Technology Corp.                       1,182,610
        28,000       Commercial Metals Co.                              569,240
        11,500       IPSCO, Inc.                                        996,705
        22,000       Nucor Corp.                                      1,088,780
                                                                  -------------
                                                                      3,837,335
                     TELECOMMUNICATION SERVICES -- (1.8%)
        35,750       American Tower Corp. Class A*                    1,304,875
        33,000       Crown Castle International Corp. *               1,162,920
        39,000       NII Holdings, Inc. Class B*                      2,424,240
        25,500       OAO Vimpel-Communications ADR*                   1,545,045
       116,000       Qwest Communications International, Inc. *       1,011,520
        21,400       West Corp. *                                     1,033,620
                                                                  -------------
                                                                      8,482,220
                     TELECOMMUNICATIONS EQUIPMENT -- (0.7%)
        22,700       Anixter International, Inc.                      1,281,869
        19,500       Broadcom Corp. Class A*                            591,630
        34,000       CommScope, Inc. *                                1,117,240
        37,000       Redback Networks, Inc. *                           513,560
                                                                  -------------
                                                                      3,504,299
                     THRIFT -- (0.8%)
        11,000       FirstFed Financial Corp. *                         623,920
        22,000       Golden West Financial Corp. *                    1,699,500
        89,768       Hudson City Bancorp, Inc.                        1,189,426
         7,000       People's Bank                                      277,270
                                                                  -------------
                                                                      3,790,116
                     TIRE & RUBBER  (0.2%)
        12,200       Carlisle Companies, Inc.                         1,026,020
                     TOBACCO  (0.1%)
        12,000       British American Tobacco PLC ADR                   656,520
                     TOILETRIES & COSMETICS  (0.2%)
        34,800       Luxottica Group S.A. ADR                         1,024,164
                     TRUCKING/TRANSPORTATION LEASING (1.1%)
        12,200       Forward Air Corp.                                  403,698
        42,000       Hunt (J.B.) Transport Services, Inc.               872,340
        44,700       Knight Transportation, Inc.                        757,665
        76,000       Landstar System, Inc.                            3,245,200
                                                                  -------------
                                                                      5,278,903
                     UTILITY - FOREIGN  (0.0%)
         2,000       Scottish Power PLC ADR                              97,120
                     WATER UTILITY  (0.2%)
        40,000       Aqua America, Inc.                                 877,600
                     WIRELESS NETWORKING  (0.4%)
        16,700       Itron, Inc. *                                      931,860
        43,000       SBA Communications Corp. Class A*                1,046,190
                                                                  -------------
                                                                      1,978,050
                       TOTAL COMMON STOCK AND TOTAL
                         INVESTMENT SECURITIES -- (93.9%)
                         (COST $298,487,306)                        439,159,726
                                                                  -------------

Principal
  Amount                                                                 Value
-------------------------------------------------------------------------------
REPURCHASE AGREEMENTS (1) -- (6.0%)
   $15,400,000       With Morgan Stanley & Co., 4.90%, dated
                       9/29/06, due 10/2/06, delivery value
                       $15,406,288 (collateralized by $15,685,000
                       U.S. Treasury Notes 4.375%, due 1/31/08,
                       with a value of $15,703,754)                  15,400,000
    12,700,000       With UBS Securities, LLC, 4.95%, dated
                       9/29/06, due 10/2/06, delivery value
                       $12,705,239(collateralized by $10,500,000
                       U.S. Treasury Notes 6.50%, due 11/15/26,
                       with a value of $12,982,052)                  12,700,000
                                                                  -------------

                       TOTAL REPURCHASE AGREEMENTS
                         (COST $28,100,000)                          28,100,000
                                                                  -------------
CASH AND OTHER ASSETS IN EXCESS OF LIABILITIES -- (0.1%)                409,623
                                                                  -------------
NET ASSETS  (100%)                                                $ 467,669,349
                                                                  -------------
NET ASSET VALUE OFFERING AND REDEMPTION PRICE, PER OUTSTANDING
   SHARE
   ($467,669,349 / 17,473,552 SHARES OUTSTANDING)                 $       26.76
                                                                  -------------

*     Non-income producing.
(1) The Fund's custodian takes possession of the underlying collateral securities, the value of which exceeds the principal amount of the repurchase transaction, including accrued interest.
ADR   American Depositary Receipt

                                           Value Line Premier Growth Fund, Inc.

Schedule of Investments (unaudited)
--------------------------------------------------------------------------------

The Fund's unrealized appreciation/(depreciation) as of September 30, 2006 was as follows:
                                                                 Total Net
                                                                 Unrealized
Total Cost        Appreciation           Depreciation            Appreciation
--------------------------------------------------------------------------------
$326,587,306     $145,037, 888           $(4,365,468)            $140,672,420

Item 2. Controls and Procedures.

(a) The registrant's principal executive officer and principal financial officer have concluded that the registrant's disclosure controls and procedures (as defined in rule 30a-2(c) under the Act (17 CFR 270.30a-2(c) ) based on their evaluation of these controls and procedures as of the date within 90 days of filing date of this report, are approximately designed to ensure that material information relating to the registrant is made known to such officers and are operating effectively.

(b) The registrant's principal executive officer and principal financial officer have determined that there have been no significant changes in the registrant's internal controls or in other factors that could significantly affect these controls subsequent to the date of their evaluation, including corrective actions with regard to significant deficiencies and material weaknesses.

Item 3. Exhibits:

(a) Certifications of principal executive officer and principal financial officer of the registrant.

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

By:      /s/ Jean B. Buttner
         --------------------------------
         Jean B. Buttner, President

Date:    November 27, 2006
         ------------------------

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:      /s/ Jean B. Buttner
         -----------------------------------------------------------
         Jean B. Buttner, President, Principal Executive Officer

By:      /s/ Stephen R. Anastasio
         -----------------------------------------------------------
         Stephen R. Anastasio, Treasurer, Principal Financial Officer

Date:    November 27, 2006
         ------------------------